BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES, Going Concern (Details) € in Millions, $ in Millions		12 Months Ended
	Nov. 03, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 EUR (€)	Nov. 03, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Going Concern [Abstract]
Interest payment in kind		$ 6.0	€ 5.5
Accumulated transaction costs deferrals from the capital reorganization		$ 15.0					€ 13.9
Average life for refinanced debt		5 years	5 years
Subsequent Events [Member]
Going Concern [Abstract]
Unrestricted cash balance				$ 1.0	€ 0.9
Loans payable in default	$ 5.0					€ 4.6
Average life for refinanced debt	5 years
Outstanding debt subject to deferral option	$ 10.0					€ 9.2
Transaction cost deferrals, payment period	12 months
PIUS Finance Arrangement [Member]
Going Concern [Abstract]
Ongoing liquidity support		$ 11.4	€ 10.5
Conditional access to financing arrangements		0.4					0.4
Remaining undrawn borrowing facilities		0.4	0.4
OIC Financing Arrangement [Member]
Going Concern [Abstract]
Ongoing liquidity support		11.4	10.5
Conditional access to financing arrangements		5.0					€ 4.6
Amounts available for investment for future expansion opportunities		15.0	13.9
Remaining undrawn borrowing facilities		$ 5.0	€ 4.6